Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Statements of Consolidated Income [Abstract]
Net sales	$ 5,525,782	$ 4,825,743	$ 4,605,289
Cost of products sold	3,637,397	2,973,137	2,814,729
Cost of products sold - restructuring	38,552	54,089	3,870
Cost of products sold - merger and integration	4,610	0	0
Gross Profit	1,845,223	1,798,517	1,786,690
Selling, distribution, and administrative expenses	892,683	863,114	878,221
Amortization	88,060	73,844	73,657
Impairment charges	4,590	17,599	11,658
Other restructuring costs	42,589	47,868	1,841
Other merger and integration costs	29,904	11,194	33,692
Loss (gain) on divestitures	11,287	0	(13,607)
Other operating (income) expense - net	(2,173)	626	10,319
Operating Income	778,283	784,272	790,909
Interest income	1,504	2,512	2,793
Interest expense	(81,296)	(69,594)	(65,187)
Other income (expense) - net	2,667	(26)	2,238
Income Before Income Taxes	701,158	717,164	730,753
Income taxes	241,414	237,682	236,615
Net Income	$ 459,744	$ 479,482	$ 494,138
Earnings per common share:
Net Income	$ 4.06	$ 4.06	$ 4.15
Net Income - Assuming Dilution	$ 4.06	$ 4.05	$ 4.15